CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 118,661	$ 15,248
Restricted bank deposits	224	561
Accounts receivable (net of allowance for doubtful accounts of $97 and $77 at December 31, 2018 and December 31, 2019, respectively)	16,222	14,716
Prepaid expenses and other current assets	4,773	5,440
Total current assets	139,880	35,965
NON CURRENT ASSETS:
Long-term restricted bank deposits	2,844	1,789
Property and equipment, net	4,177	2,563
Operating lease assets	20,958
Deferred costs	5,640	5,025
Deferred tax assets	1,659	689
Deferred offering costs		730
Other non-current assets	1,574	372
Total non-current assets	36,852	11,168
Total assets	176,732	47,133
CURRENT LIABILITIES:
Current maturities of long-term loan		222
Trade payables	4,394	3,096
Employee and payroll accrued expenses	15,422	9,976
Other accounts payables	1,568	4,890
Operating lease liabilities - current	2,533
Deferred revenues	22,725	18,172
Total current liabilities	46,642	36,356
NON-CURRENT LIABILITIES:
Long-term deferred revenues	12,838	13,292
Non-Current operating lease liabilities	22,000
Other non-current liabilities	930	732
Total non-current liabilities	35,768	14,024
Total liabilities	82,410	50,380
COMMITMENTS AND CONTINGENCIES
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES		26,699
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares of NIS 0.015 par value; 52,666,712 and 150,000,000 shares authorized at December 31, 2018 and December 31, 2019, respectively; 8,265,988 and 35,230,253 shares issued and outstanding at December 31, 2018 and December 31, 2019;	145	30
Additional paid-in capital	162,609	10,337
Accumulated deficit	(68,432)	(40,313)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	94,322	(29,946)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICIT)	176,732	47,133
Series A preferred shares [Member]
NON-CURRENT LIABILITIES:
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES		5,073
Series B preferred shares [Member]
NON-CURRENT LIABILITIES:
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES		4,310
Series C preferred shares [Member]
NON-CURRENT LIABILITIES:
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES		12,416
Series D Preferred Stock [Member]
NON-CURRENT LIABILITIES:
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES		$ 4,900